UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Charlemagne Capital Limited

Address:  St. Mary's Court, 20 Hill Street
          Douglas, Isle of Man
          IM1 1EU, British Isles

13F File Number: 028-11574

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Anderson Whamond
Title:    Managing Director
Phone:    +44 1624 640200


Signature, Place and Date of Signing:

/s/ Anderson Whamond            British Isles               February 12, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        31

Form 13F Information Table Value Total:  $498,673
                                         (thousands)


List of Other Included Managers:

No. Form 13F File Number Name

1. 28-11145 Charlemagne Capital (IOM) Limited


                                                     FORM 13F INFORMATION TABLE

                               TITLE OF                    VALUE    SHRS OR     SH/ PUT/  INVESTMENT      OTHR      VOTING AUTHORITY
NAME OF ISSUER                 CLASS           CUSIP      (X$1000)  PRN AMT     PRN CALL  DISCRETION      MGRS     SOLE  SHARED NONE
--------------                 -----           -----      --------  -------     --- ----  ----------      ----     ----  -----------
AMERICA MOVIL SAB DE CV        SPON ADR L SHS  02364W105  43,493      708,063   SH        SHARED-DEFINED   1       708,063
BANCO SANTANDER CHILE NEW      SP ADR REP COM  05965X109   2,666       52,400   SH        SHARED-DEFINED   1        52,400
CENTRAL EUROPEAN DIST CORP           COM       153435102  38,137      662,908   SH        SHARED-DEFINED   1       662,908
CENTRAL EUROPEAN DIST CORP           COM       153435102   5,269       90,724   SH             SOLE       NONE      90,724
CHINA LIFE INS CO LTD          SPON ADR REP H  16939P106   4,686       61,200   SH        SHARED-DEFINED   1        61,200
CHINA MOBILE LIMITED            SPONSORED ADR  16941M109   4,629       53,198   SH        SHARED-DEFINED   1        53,198
COMPANHIA DE BEBIDAS DAS AME    SPON ADR PFD   20441W203   1,039       14,616   SH        SHARED-DEFINED   1        14,616
COMPANHIA SIDERURGICA NACION    SPONSORED ADR  20440W105     657        7,325   SH        SHARED-DEFINED   1         7,325
COMPANHIA VALE DO RIO DOCE      SPONSORED ADR  204412209   2,157       65,976   SH        SHARED-DEFINED   1        65,976
COMPANHIA VALE DO RIO DOCE      SPON ADR PFD   204412100  55,565    1,984,814   SH        SHARED-DEFINED   1     1,984,814
COPA HOLDINGS SA                    CL A       P31076105     732       19,500   SH        SHARED-DEFINED   1        19,500
ENERSIS S A                     SPONSORED ADR  29274F104   4,071      253,704   SH        SHARED-DEFINED   1       253,704
GOLDEN TELECOM INC                   COM       38122G107   5,048       50,000   SH        SHARED-DEFINED   1        50,000
GRUPO TELEVISA SA DE CV        SP ADR REP ORD  40049J206   3,588      150,880   SH        SHARED-DEFINED   1       150,880
ICICI BK LTD                         ADR       45104G104   8,032      130,531   SH        SHARED-DEFINED   1       130,531
KOOKMIN BK NEW                  SPONSORED ADR  50049M109   3,720       50,695   SH        SHARED-DEFINED   1        50,695
MAXCOM TELECOMUNICACIONES SA   ADR REP PR CTF  57773A508   5,073      398,500   SH        SHARED-DEFINED   1       398,500
MECHEL OAO                      SPONSORED ADR  583840103   1,928       19,855   SH        SHARED-DEFINED   1        19,855
MOBILE TELESYSTEMS OJSC         SPONSORED ADR  607409109  96,394      947,504   SH        SHARED-DEFINED   1       947,504
MOBILE TELESYSTEMS OJSC         SPONSORED ADR  607409109  20,336      199,894   SH             SOLE       NONE     199,894
NORTEL INVERSORA S A           SPON ADR PFD B  656567401   1,339       65,625   SH        SHARED-DEFINED   1        65,625
OPEN JT STK CO-VIMPEL COMMUN    SPONSORED ADR  68370R109  89,218    2,148,030   SH        SHARED-DEFINED   1     2,148,030
OPEN JT STK CO-VIMPEL COMMUN    SPONSORED ADR  68370R109  16,287      392,120   SH             SOLE       NONE     392,120
PETROCHINA CO LTD               SPONSORED ADR  71646E100   7,166       40,800   SH        SHARED-DEFINED   1        40,800
PETROLEO BRASILEIRO SA PETRO   SP ADR NON VTG  71654V101  10,188      105,700   SH        SHARED-DEFINED   1       105,700
PETROLEO BRASILEIRO SA PETRO   SP ADR NON VTG  71654V101  45,884      476,054   SH        SHARED-DEFINED   1       476,054
PETROLEO BRASILEIRO SA PETRO    SPONSORED ADR  71654V408   2,104       18,219   SH        SHARED-DEFINED   1        18,219
POSCO                           SPONSORED ADR  693483109   3,709       24,619   SH        SHARED-DEFINED   1        24,619
SUNTECH PWR HLDGS CO LTD             ADR       86800C104   5,308       64,580   SH        SHARED-DEFINED   1        64,580
TENARIS S A                     SPONSORED ADR  88031M109   3,619       81,100   SH        SHARED-DEFINED   1        81,100
TEVA PHARMACEUTICAL INDS LTD         ADR       881624209   6,631      142,674   SH        SHARED-DEFINED   1       142,674



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